Summary of Significant Accounting Principles (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Principles [Abstract]
Basis of Presentation

Basis of Presentation

Our accompanying condensed consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. The condensed consolidated financial statements are unaudited, and in management’s opinion, include all adjustments, including normal recurring adjustments and accruals necessary for a fair presentation of the results for the interim periods presented. US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of income and expenses during the reported periods. Operating results are not necessarily indicative of the results that may be expected for the full fiscal year ending December 31, 2026, or any future period. There have been no material changes in our significant accounting policies as described in our audited annual consolidated financial statements for the year ended December 31, 2025.

Basis of Consolidation

Basis of Consolidation

Our condensed consolidated financial statements include the financial statements of Webull Corporation and all of its direct and indirect subsidiaries. All intercompany balances and transactions have been eliminated.

The following presents our significant consolidated subsidiaries, all of which are wholly owned either directly or indirectly by Webull Corporation:

Significant Subsidiary	Date of Incorporation/Establishment	Domicile Location	Principal Activity
Webull Financial LLC	May 24, 2017	United States	Broker Dealer
Webull Futures LLC	August 25, 2022	United States	Futures Commission Merchant
Webull Holdings (US) Inc.	May 16, 2017	United States	Holding Company
Webull Holdings (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Holding Company
Webull Pay, LLC*	July 30, 2019	United States	Crypto Trading
Webull Securities (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Broker Dealer
Webull Securities Limited	December 11, 2017	Hong Kong	Broker Dealer
Webull Securities (Australia) Pty. Ltd.	October 27, 2021	Australia	Broker Dealer
Webull Securities (Japan) Co., Ltd.**	March 23, 1948	Japan	Broker Dealer
Webull Securities (Canada) Limited	October 14, 2021	Canada	Broker Dealer
Webull Securities (Thailand) Company Limited	January 28, 2022	Thailand	Broker Dealer
HongKong Webull Limited	September 19, 2019	Hong Kong	Holding Company
Hunan Weibu Information Technology Co., Ltd.	September 6, 2021	Mainland China	Technology Support and Development Subsidiary

*	Acquired on September 26, 2025
**	Formerly known as Madison Securities Co., Ltd.

Segment Reporting

Segment Reporting

We operate as a single reportable segment. This determination is based upon the financial information reviewed by our Chief Operating Decision Maker (“CODM”). Our CODM is our management committee, which is comprised of the Company’s Chief Executive Officer, President and Chief Financial Officer who collectively assess the performance of the Company and allocate resources across the Company. The internal reporting used collectively by the management committee is presented on a consolidated basis. The accounting policies of the segment are the same as those described in Note 2 to our annual consolidated financial statements. The CODM evaluates the Company’s performance and allocates resources based upon consolidated business metrics, including but not limited to registered users, funded accounts, equity notional volume and option contract volume, and financial metrics, which include consolidated revenue, adjusted operating income, adjusted net income and condensed consolidated total assets. Certain information provided to the CODM presents operating expenses on a different basis than that presented in the condensed consolidated statements of operations and comprehensive income (loss). The operating expenses reviewed by the CODM are presented with share-based compensation excluded. See Note 17 – Segment Reporting for the presentation of segment revenues and operating expenses provided to the CODM for the three and six months ended June 30, 2026 and 2025.

Concentrations

Concentrations

Concentrations of Revenue

Of the counterparties with whom we conducted business during the six months ended June 30, 2026, we had two counterparties who each made up 10% or more of our revenues. Their revenue percentages were approximately 19 and 11%.

Of the counterparties with whom we conducted business during the six months ended June 30, 2025, we had four counterparties who each made up 10% or more of our revenues. Their revenue percentages were 18%, 16%, 11% and 11%.

Concentration of Receivables

 As of June 30, 2026, we had one counterparty with current, outstanding receivable balances exceeding 10% of our receivables from brokers, dealers, and clearing organization. The counterparties’ receivables represented approximately 75% of such receivables as of June 30, 2026, respectively.

As of December 31, 2025, we had two counterparties with current, outstanding receivable balances exceeding 10% of our receivables from brokers, dealers, and clearing organization. The counterparties’ receivables represented approximately 73% and 17% of such receivables as of December 31, 2025, respectively.

Execution and Clearing

In the US, we utilize a single third-party clearing broker for the security transactions of our platform users. In the event our clearing broker does not fulfill its obligation we may be exposed to adverse risks.

Credit Risk

Credit Risk

We engage in various investment and brokerage activities in which the counterparties primarily include broker-dealers, banks, and other financial institutions. In the event counterparties do not fulfill their obligations, we may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty or issuer of the instrument. Our policy is to act only as an agent in a transaction and to review the credit standing of each counterparty as necessary.

We maintain our cash and cash equivalents and cash segregated under federal and foreign requirements in financial institutions throughout the world. As of June 30, 2026, financial institutions in the U.S. and Hong Kong held approximately 63% and 14%, respectively, of our total cash. As of December 31, 2025, financial institutions in the U.S. and Hong Kong held approximately 69% and 14%, respectively, of our total cash. Our cash in accounts at financial institutions exceed insured limits. We are subject to credit risk to the extent any financial institution we use is unable to fulfill their contractual obligations. We have not experienced any losses in such accounts, and we believe that we have placed our cash on deposit with financial institutions which are financially stable. We do not believe we are subject to any significant credit risk.

Off-Balance Sheet Risk

Off-Balance Sheet Risk

Securities sold not yet purchased represent obligations of us to deliver securities at a future date. These transactions result in off-balance sheet risk in an amount by which future fair values may exceed the amount reflected in the statement of financial position. We may, at our discretion, purchase the securities at prevailing market prices at any time. The value of securities sold not yet purchased at June 30, 2026 and December 31, 2025 was $29,540 and $1,115, respectively.

Foreign Currency Risk

Foreign Currency Risk

Our condensed consolidated financial statements are prepared using the US dollar as our reporting currency. Our non-US subsidiaries operating around the world primarily use the currency of their country of domicile as their functional currency. Each of our non-US subsidiaries’ financial statements is first prepared in its functional currency and then translated into our reporting currency. Changes in foreign exchange rates between the US dollar and the functional currencies of our non-US subsidiaries may result in material foreign currency translation gains and/or losses that are accounted for as an item of other comprehensive income (loss) within our condensed statements of operations and other comprehensive income (loss).

We also enter into transactions that result in monetary assets and liabilities that are denominated in a foreign currency. These transactions are remeasured each reporting period and may result in material foreign currency exchange gains and/or losses depending on changes in the applicable foreign exchange rate. Our cash accounts at financial institutions are mainly held in U.S. dollar denominated accounts to limit foreign currency risk. As of June 30, 2026 and December 31, 2025, approximately 86% and 90%, respectively, of our total cash balances were held in US dollar denominated accounts.

Market-Related Credit Risk

Market-Related Credit Risk

We are exposed to market and credit risk primarily through customer margin activities. Changes in market conditions may affect the value of securities collateralizing margin receivables and, therefore, our exposure to customer credit risk. We monitor customer accounts and collateral levels on an ongoing basis and may require customers to deposit additional collateral or reduce positions in response to market movements or changes in risk profiles. Periods of heightened market volatility may increase the likelihood of margin deficiencies and the need for additional risk management actions.

We do not engage in securities lending or borrowing activities. Our only securities lending exposure arises from customer participation in a fully-paid securities lending program administered by our clearing broker, Apex Clearing Corporation (“Apex”). Under this program, Apex acts as the lending agent and is responsible for borrower selection, collateralization, and the daily management of lending activity, including marking positions to market and maintaining collateral levels.

As a result, we do not control the key risk management functions associated with securities lending, including counterparty approval and collateral management. While this structure limits our direct exposure to securities lending-related credit risk, our reliance on Apex introduces operational and counterparty considerations. Any failure by Apex to effectively manage the program or perform its obligations could adversely affect customer accounts and, in turn, our business, results of operations, and reputation.